Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments
Schedule of investments

	At December 31,	At December 31,
	2018	2017
Equity investments	$136.7	$172.2
Warrants	0.7	0.8
Loan receivable	32.3	30.1
Total investments	$169.7	$203.1

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2018	2017
Change in the fair value of equity investments	$(21.4)	$44.5
Deferred tax recovery (expense) in other comprehensive income	3.0	(6.1)
Change in the fair value of equity investments, net of tax	$(18.4)	$38.4
Reclassification for realized change in market value recognized in net income, net of tax	—	2.4
	$(18.4)	$40.8